REVENUES (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Disclosure of maturity analysis of finance lease payments receivable [text block]	Lease Income
Our leases in which the company is a lessor are primarily operating in nature. Total lease income from our assets leased out on operating leases totaled $8.8 billion (2022 – $8.2 billion) including $155 million (2022 – $182 million) of income related to variable lease income that is not dependent on an index or rate.
The following table presents the undiscounted contractual earnings receivable of the company’s leases by expected period of receipt:

	Payments Receivable by Period
AS AT DEC. 31, 2023 (MILLIONS)	Less than 1 Year	1 – 3 Years	4 – 5 Years	After 5 Years	Total
Receivables from lease contracts	$6,826	$11,229	$8,268	$17,671	$43,994

	Payments Receivable by Period
AS AT DEC. 31, 2022 (MILLIONS)	Less than 1 Year	1 – 3 Years	4 – 5 Years	After 5 Years	Total
Receivables from lease contracts	$5,719	$9,072	$7,038	$15,983	$37,812